Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivative financial instruments, other than investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2012

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥12,817	¥12,817	¥384	¥12,433	¥0
Futures, Foreign exchange contracts:
Assets	692	692	649	43	0
Liabilities	482	482	412	70	0
Credit derivatives held:
Assets	97	97	0	97	0
Liabilities	23	23	0	23	0
Options held/written, Caps held and other:
Assets	5,924	5,924	0	631	5,293
Liabilities	4,430	4,430	0	4,430	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥786,892	¥786,892	¥786,892	¥0	¥0
Restricted cash	123,295	123,295	123,295	0	0
Time deposits	24,070	24,070	0	24,070	0
Installment loans (net of allowance for probable loan losses)	2,650,162	2,669,196	0	78,934	2,590,262
Investment in securities:
Practicable to estimate fair value	935,495	938,314	173,056	521,603	243,655
Not practicable to estimate fair value*	199,078	199,078	0	0	0
Liabilities:
Short-term debt	¥457,973	¥457,973	¥0	¥457,973	¥0
Deposits	1,103,514	1,107,440	0	1,107,440	0
Long-term debt	4,267,480	4,262,612	0	1,491,620	2,770,992
Futures, Foreign exchange contracts:
Assets	335	335	0	335	0
Liabilities	5,015	5,015	0	5,015	0
Foreign currency swap agreements:
Assets	5,540	5,540	0	5,540	0
Liabilities	5,432	5,432	0	5,432	0
Interest rate swap agreements:
Assets	4,624	4,624	0	4,624	0
Liabilities	1,277	1,277	0	1,277	0

*	The fair value of investment securities of ¥199,078 million was not estimated, as it was not practical.

March 31, 2013

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥33,041	¥33,041	¥2,184	¥30,857	¥0
Futures, Foreign exchange contracts:
Assets	147	147	147	0	0
Liabilities	0	0	0	0	0
Credit derivatives held/written:
Assets	370	370	0	370	0
Liabilities	100	100	0	100	0
Options held/written and other:
Assets	5,654	5,654	0	3,555	2,099
Liabilities	3,530	3,530	0	3,530	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥826,296	¥826,296	¥826,296	¥0	¥0
Restricted cash	106,919	106,919	106,919	0	0
Time deposits	8,356	8,356	0	8,356	0
Installment loans (net of allowance for probable loan losses)	2,602,737	2,625,132	0	82,125	2,543,007
Investment in securities:
Practicable to estimate fair value	852,550	861,570	166,398	552,394	142,778
Not practicable to estimate fair value*	208,077	208,077	0	0	0
Liabilities:
Short-term debt	¥420,726	¥420,726	¥0	¥420,726	¥0
Deposits	1,078,587	1,081,273	0	1,081,273	0
Long-term debt	4,061,534	4,081,912	0	1,486,219	2,595,693
Futures, Foreign exchange contracts:
Assets	883	883	0	883	0
Liabilities	4,685	4,685	0	4,685	0
Foreign currency swap agreements:
Assets	2,890	2,890	0	2,890	0
Liabilities	8,263	8,263	0	8,263	0
Interest rate swap agreements:
Assets	4,654	4,654	0	4,654	0
Liabilities	1,459	1,459	0	1,459	0

*	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.